PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

	December 31,
	2018		2017
	(in millions)
Line of Business	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	(0.1)	(0.1)	—	—
Ordinary renewal	2.2	2.2	3.4	3.4
Group life	0.4	0.4	0.8	0.8
Total premium and annuity considerations deferred and uncollected	$2.5	$2.5	$4.2	$4.2